Reportable Segment Information - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) store branch segment foreign_country	Dec. 31, 2016 USD ($) store	Dec. 31, 2015 USD ($) store
Reportable Segment Information (Textual) [Abstract]
Number of reportable operating segments | segment	3
Net external sales | $	$ 14,984,000	$ 11,856,000	$ 11,339,000
Segment profit | $	1,528,219	1,595,233	1,548,966
Long lived assets | $	15,492,586	3,125,222	3,132,981
Identifiable assets | $	$ 19,958,427	$ 6,752,521	$ 5,778,937
Percent of assets of consolidated foreign subsidiaries to Company's assets	26.30%	18.30%	20.30%
Non-US
Reportable Segment Information (Textual) [Abstract]
Net external sales | $	$ 2,959,785	$ 1,722,246	$ 1,788,955
Long lived assets | $	3,691,035	477,889	497,528
Identifiable assets | $	$ 5,253,995	$ 1,233,666	$ 1,172,064
The Americas Group
Reportable Segment Information (Textual) [Abstract]
Number of company-operated stores	4,620
Number of subsidiaries in foreign countries | foreign_country	9
Number of net new stores	101	142	98
New stores opened	114
Number of stores closed	13
Net external sales | $	$ 9,117,000	$ 8,377,000	$ 7,840,000
The Americas Group | United States
Reportable Segment Information (Textual) [Abstract]
New stores opened	76
Number of stores closed	4
The Americas Group | Canada
Reportable Segment Information (Textual) [Abstract]
New stores opened	15
Number of stores closed	1
The Americas Group | Curacao
Reportable Segment Information (Textual) [Abstract]
New stores opened	1
The Americas Group | South America
Reportable Segment Information (Textual) [Abstract]
New stores opened	14
Number of stores closed	6,000
The Americas Group | Mexico
Reportable Segment Information (Textual) [Abstract]
New stores opened	8
Number of stores closed	2,000
Consumer Brands Group
Reportable Segment Information (Textual) [Abstract]
Number of subsidiaries in foreign countries | foreign_country	6,000
Percent of sales of one group including intersegment transfers represented products sold through other stores group	59.47%
Net external sales | $	$ 2,155,000	1,528,000	1,578,000
Performance Coatings Group
Reportable Segment Information (Textual) [Abstract]
Number of company-operated stores | branch	290
Number of subsidiaries in foreign countries | foreign_country	44
New stores opened | branch	4
Number of stores closed | branch	2
Net increase in stores | branch	2
Net external sales | $	$ 3,706,000	$ 1,946,000	$ 1,916,000